Trade receivables - Summary of Aging Analysis of Trade Receivables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	¥ 152,256	¥ 40,926
0 - 90 days [Member]
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	124,736	16,472
91 - 180 days [Member]
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	1,029	16,292
181 – 365 days
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	10,480	5,473
1-2 years
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	14,852	¥ 2,689
2 – 3 years
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	¥ 1,159